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AMERICAS

US Legal Services


Anngharaad S. Reid
Paralegal
(860) 273-4474
Fax:  (860) 273-3004
ReidA@ING-AFS.com


May 1, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: AETNA INSURANCE COMPANY OF AMERICA AND ITS VARIABLE ANNUITY ACCOUNT I
    POST-EFFECTIVE AMENDMENT NO. 13 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: AICA MARATHON PLUS - GROUP AND INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
    FILE NOS. 33-59749 AND 811-8582
    RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 ("Amendment No. 13") for Variable Annuity Account I of Aetna Insurance Company of America (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 13 of the Registrant's Registration Statement on Form N-4 which was declared effective on May 1, 2001. The text of Amendment No. 13 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid







Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31